Schedules of Investments
Pax Ellevate Global Women's Leadership Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
COMMUNICATION SERVICES: 4.6%
Auto Trader Group PLC	70,212	$509,767
CenturyLink, Inc.	24,534	247,548
Deutsche Telekom AG	88,240	1,469,199
Elisa OYJ	3,766	221,407
Eutelsat Communications SA	4,481	43,643
Iliad SA	392	71,906
ITV PLC	95,913	83,612
Netflix, Inc. (a)	11,617	5,808,848
Omnicom Group, Inc.	5,742	284,229
Orange SA	52,818	550,129
Proximus SADP	4,028	73,483
Publicis Groupe SA	34,182	1,101,684
Quebecor, Inc., Class B	4,698	117,525
REA Group, Ltd.	1,395	111,082
Schibsted ASA, Class B	2,595	103,384
SEEK, Ltd.	8,855	136,601
Singapore Press Holdings, Ltd.	41,000	31,416
Singapore Telecommunications, Ltd.	640,200	1,001,959
Spark New Zealand, Ltd.	48,638	151,765
Tele2 AB, Class B	13,221	186,402
Telefonica Deutschland Holding AG	27,567	70,454
Telenet Group Holding NV	1,188	46,111
Telenor ASA	19,095	320,582
Telia Company AB	66,867	273,562
Telstra Corp., Ltd.	113,172	226,599
TELUS Corp.	11,113	195,545
Twitter, Inc. (a)	20,711	921,640
Verizon Communications, Inc.	109,495	6,513,858
Vodafone Group PLC	710,047	941,117
Walt Disney Co., The	47,798	5,930,776
		27,745,833

CONSUMER DISCRETIONARY: 13.0%
Accor SA (a)	5,016	140,398
Aristocrat Leisure, Ltd.	15,215	331,817
Barratt Developments PLC	73,520	450,877
Best Buy Co., Inc.	86,979	9,679,893
Burberry Group PLC	40,946	820,729
Burlington Stores, Inc. (a)	1,754	361,482
Capri Holdings, Ltd. (a)	50,208	903,744
Compass Group PLC	47,223	709,373
Daimler AG	22,659	1,222,341
Dollar General Corp.	6,740	1,412,839
eBay, Inc.	21,076	1,098,060
EssilorLuxottica SA	7,529	1,024,970
Gap Inc., The	5,685	96,816
H&R Block, Inc.	4,261	69,412
Hasbro, Inc.	3,442	284,722
Hennes & Mauritz AB, Class B	131,582	2,266,887
Hermes International	838	721,730
Hilton Worldwide Holdings, Inc.	7,345	626,675
Husqvarna AB, Class B	11,064	121,662
InterContinental Hotels Group PLC	4,578	240,301
Kering SA	7,876	5,224,484
Kohl's Corp.	4,103	76,029
Lowe's Cos., Inc.	20,292	3,365,631
lululemon athletica, Inc. (a)	30,465	10,034,256
LVMH Moet Hennessy Louis Vuitton SE	7,354	3,440,940
Macy's, Inc. (b)	16,677	95,059
Marks & Spencer Group PLC	50,054	62,811
Marriott International, Inc., Class A	15,333	1,419,529
Michelin	4,493	482,312
Moncler SpA	5,129	209,887
Next PLC	11,201	858,748
Nokian Renkaat OYJ	3,209	90,712
Nordstrom, Inc. (b)	2,786	33,209
PVH Corp.	1,903	113,495
Ralph Lauren Corp.	1,277	86,798
Renault SA	5,089	132,013
Starbucks Corp.	147,118	12,640,378
Tapestry, Inc.	62,278	973,405
Target Corp.	19,709	3,102,591

Taylor Wimpey PLC	96,473	134,897
Tiffany & Co.	44,187	5,119,064
TJX Cos., Inc., The	31,854	1,772,675
TUI AG	11,339	42,554
Ulta Beauty, Inc. (a)	22,932	5,136,309
Vail Resorts, Inc.	1,066	228,092
Valeo SA	6,062	186,153
Wesfarmers, Ltd.	30,018	959,502
Whitbread PLC	5,336	145,794
		78,752,055

CONSUMER STAPLES: 13.0%
a2 Milk Co., Ltd. (a)	19,483	198,288
Carrefour SA	16,029	256,129
Clorox Co., The	3,312	696,083
Coca-Cola Amatil, Ltd.	13,417	91,838
Coca-Cola Co., The	234,224	11,563,639
Coles Group, Ltd.	35,867	436,959
Danone SA	16,349	1,059,006
Diageo PLC	70,410	2,418,490
Empire Co., Ltd., Class A	4,526	131,373
Essity AB, Class B	16,056	542,071
Estee Lauder Cos, Inc., The, Class A	55,967	12,214,799
General Mills, Inc.	16,013	987,682
George Weston, Ltd.	2,034	149,562
Heineken Holding NV	3,050	237,681
Heineken NV	6,862	610,902
Henkel AG & Co. KGaA	2,751	257,296
Hershey Co., The	49,015	7,025,810
ICA Gruppen AB	2,663	135,285
Ingredion, Inc.	1,771	134,029
J.M. Smucker Co., The	3,020	348,870
Kellogg Co.	113,287	7,317,207
Kimberly-Clark Corp.	9,049	1,336,175
Kroger Co., The	21,195	718,722
Loblaw Cos, Ltd.	4,766	249,584
L'Oreal SA	19,807	6,445,768
McCormick & Co., Inc.	3,272	635,095
Metro, Inc.	6,707	321,813
Mowi ASA	11,637	207,044
Orkla ASA	19,884	200,679

PepsiCo, Inc.	36,787	5,098,678
Pernod Ricard SA	5,622	896,349
Procter & Gamble Co., The	65,378	9,086,888
Remy Cointreau SA (a)	597	108,971
Saputo, Inc.	6,480	162,541
Tesco PLC	259,278	711,278
Treasury Wine Estates, Ltd.	19,060	122,465
Unilever NV	38,672	2,348,447
Unilever PLC	30,936	1,907,302
Walgreens Boots Alliance, Inc.	19,935	716,065
Woolworths Group, Ltd.	33,390	873,104
		78,959,967

FINANCIALS: 15.7%
Admiral Group PLC	5,054	170,447
AIB Group PLC	20,902	21,443
Allianz SE	11,044	2,119,671
Allstate Corp., The	8,390	789,835
Ally Financial, Inc.	26,209	657,060
American International Group, Inc.	23,123	636,576
Amundi SA	1,606	113,198
Aon PLC	6,131	1,264,825
Assicurazioni Generali SpA	29,091	410,020
Assurant, Inc.	1,584	192,155
ASX, Ltd.	5,125	299,636
Australia & New Zealand Banking Group, Ltd	76,093	949,336
Aviva PLC	105,959	392,020
AXA SA	51,206	947,719
Banco Santander SA	439,956	820,629
Bank Leumi Le-Israel BM	38,823	170,913
Bank of America Corp.	249,333	6,006,432
Bank of Montreal	16,934	989,931
Bank of Nova Scotia, The	32,103	1,333,737
Bank of Queensland, Ltd.	8,246	34,051
Bankinter SA	17,848	76,835
Bendigo & Adelaide Bank, Ltd.	13,363	58,201
BNP Paribas SA	29,779	1,077,241
CaixaBank SA	95,013	201,702
Canadian Imperial Bank of Commerce	87,422	6,534,574
CIT Group, Inc.	2,073	36,713

Citigroup, Inc.	55,768	2,404,158
CNP Assurances	6,566	82,346
Commerzbank AG	26,524	130,438
Commonwealth Bank of Australia	47,515	2,186,462
Danske Bank A/S	18,261	247,000
Deutsche Boerse AG	5,030	881,860
Direct Line Insurance Group PLC	36,402	126,960
Discover Financial Services	8,163	471,658
DNB ASA (a)	141,746	1,974,609
E*TRADE Financial Corp.	5,855	293,043
Eaton Vance Corp.	2,904	110,788
Eurazeo SA (a)	1,011	54,736
EXOR NV	2,872	155,900
First Republic Bank	4,531	494,151
Gjensidige Forsikring ASA	29,399	596,644
Globe Life, Inc.	2,705	216,130
Groupe Bruxelles Lambert SA	2,990	269,554
Hang Seng Bank, Ltd.	344,500	5,103,692
Hargreaves Lansdown PLC	8,790	176,815
Hartford Financial Services Group, Inc., The	57,474	2,118,492
Huntington Bancshares, Inc.	26,983	247,434
iA Financial Corp., Inc.	2,832	98,579
Industrivarden AB, Class C	4,203	111,773
Insurance Australia Group, Ltd.	61,184	193,611
Intact Financial Corp.	8,119	869,368
Intercontinental Exchange, Inc.	14,652	1,465,933
Investor AB, Class B	12,059	787,691
KeyCorp.	25,678	306,339
Kinnevik AB, Class B	6,404	259,928
Legal & General Group PLC	162,102	395,442
Lincoln National Corp.	5,172	162,039
Macquarie Group, Ltd.	8,913	772,617
Manulife Financial Corp.	52,176	725,695
Medibank Pvt, Ltd.	72,911	131,560
MetLife, Inc.	20,609	766,037
Moody's Corp.	4,465	1,294,180
Muenchener Rueckversicherungs AG	3,821	971,364
National Australia Bank, Ltd.	84,617	1,087,069
National Bank of Canada	8,891	441,629
Natixis SA (a)	251,228	564,582
Onex Corp.	2,252	100,461

PNC Financial Services Group, Inc., The	11,463	1,259,898
Poste Italiane SpA	13,831	122,567
Principal Financial Group, Inc.	255,682	10,296,314
Progressive Corp., The	15,496	1,467,006
Reinsurance Group of America, Inc.	1,796	170,961
Royal Bank of Canada	37,701	2,647,040
Royal Bank of Scotland Group PLC	128,072	175,388
RSA Insurance Group PLC	27,312	159,470
S&P Global, Inc.	7,007	2,526,724
Schroders PLC	3,331	115,685
Skandinaviska Enskilda Banken AB, Class A (a)	43,088	382,689
Societe Generale SA	21,463	284,898
Standard Chartered PLC	71,925	330,969
State Street Corp.	9,381	556,575
Sun Life Financial, Inc.	15,564	634,225
Suncorp Group, Ltd.	33,383	203,787
Svenska Handelsbanken AB, Class A	41,192	344,644
Swedbank AB, Class A (a)	23,977	375,374
Synchrony Financial	14,617	382,527
TD Ameritrade Holding Corp.	7,157	280,197
Toronto-Dominion Bank, The	47,959	2,220,474
Tryg A/S	3,200	100,744
U.S. Bancorp	36,277	1,300,530
Unum Group	5,294	89,098
Voya Financial, Inc.	201,591	9,662,257
Wendel SA	696	63,135
Westpac Banking Corp.	95,617	1,162,635
Willis Towers Watson PLC	3,408	711,659
Zurich Insurance Group AG	3,961	1,381,260
		95,562,397

HEALTH CARE: 13.8%
Abbott Laboratories	46,686	5,080,837
Alcon, Inc. (a)	13,017	738,008
Alexion Pharmaceuticals, Inc. (a)	5,861	670,674
Alkermes PLC (a)	3,298	54,648
Alnylam Pharmaceuticals, Inc. (a)	49,074	7,145,174
AmerisourceBergen Corp.	4,088	396,209
Anthem, Inc.	14,072	3,779,598
AstraZeneca PLC	34,740	3,795,845

Becton Dickinson & Co.	7,179	1,670,410
Cardinal Health, Inc.	7,725	362,689
CSL, Ltd.	12,016	2,482,105
CVS Health Corp.	34,527	2,016,377
Eli Lilly & Co.	32,877	4,866,454
Genmab A/S (a)	1,723	625,286
Gilead Sciences, Inc.	33,454	2,113,958
GlaxoSmithKline PLC	141,314	2,649,282
Hologic, Inc. (a)	6,971	463,362
IDEXX Laboratories, Inc. (a)	2,259	888,035
Ipsen SA	999	104,429
Johnson & Johnson	69,753	10,384,828
Koninklijke Philips NV	24,226	1,143,930
McKesson Corp.	9,777	1,456,089
Medtronic PLC	35,497	3,688,848
Mylan NV (a)	13,666	202,667
Novo Nordisk A/S, Class B	46,845	3,245,636
Orion OYJ, Class B	14,808	670,900
Quest Diagnostics, Inc.	51,448	5,890,282
Recordati SpA	2,768	141,791
Ryman Healthcare, Ltd.	10,590	99,492
Sanofi	29,875	2,993,828
Smith & Nephew PLC	23,155	453,591
Stryker Corp.	39,436	8,217,279
UCB SA	3,347	380,131
Varian Medical Systems, Inc. (a)	2,400	412,800
Vertex Pharmaceuticals, Inc. (a)	6,864	1,867,832
Waters Corp. (a)	1,654	323,655
Zoetis, Inc.	12,574	2,079,362
		83,556,321

INDUSTRIALS: 5.5%
Aeroports de Paris	786	77,975
Alfa Laval AB	8,329	183,858
Allegion PLC	2,452	242,527
Alstom SA (a)	5,085	254,011
Assa Abloy AB, Class B	26,535	620,391
Atlas Copco AB, Class A	17,778	847,633
Atlas Copco AB, Class B	10,331	431,153
Auckland International Airport, Ltd.	32,171	156,154
Aurizon Holdings, Ltd.	51,704	159,061

Brambles, Ltd.	40,857	310,229
Bureau Veritas SA	7,777	175,304
Canadian National Railway Co.	18,890	2,011,784
Cie de Saint-Gobain	13,699	573,812
Cummins, Inc.	3,978	839,994
Deutsche Lufthansa AG (a)	7,912	68,532
easyJet PLC	4,078	26,275
GEA Group AG	4,062	142,325
Getlink SE (a)	11,649	157,801
Intertek Group PLC	4,273	348,662
KION Group AG	1,720	146,869
Kone OYJ, Class B	8,998	790,055
Legrand SA	26,253	2,091,033
ManpowerGroup, Inc.	4,193	307,473
MTR Corp., Ltd.	40,637	201,678
Pentair PLC	4,455	203,905
Randstad NV	3,154	164,467
Republic Services, Inc.	5,913	551,979
Sandvik AB	29,888	584,469
Schneider Electric SE	14,637	1,819,363
Securitas AB, Class B (a)	8,290	126,728
Siemens AG	20,253	2,557,730
Siemens Energy AG (a)	10,127	273,075
Skanska AB, Class B	9,006	190,194
Societe BIC SA	497	26,049
Southwest Airlines Co.	3,831	143,663
Sydney Airport	35,008	148,660
Trane Technologies PLC	6,312	765,330
Transurban Group	72,411	739,381
Volvo AB, Class B	208,612	4,007,407
Weir Group PLC, The	6,664	107,277
Wolters Kluwer NV	110,737	9,446,135
WSP Global, Inc.	2,986	196,084
		33,216,485

INFORMATION TECHNOLOGY: 21.3%
Accenture PLC, Class A	61,681	13,939,289
Alliance Data Systems Corp.	1,128	47,353
ANSYS, Inc. (a)	2,275	744,448
Atos SE (a)	2,602	209,087
Autodesk, Inc. (a)	43,534	10,056,789

Capgemini SE	4,259	546,410
CDW Corp.	6,187	739,532
Cisco Systems, Inc.	112,275	4,422,512
Computershare, Ltd.	12,888	114,016
Dassault Systemes SA	3,480	649,306
DocuSign,Inc. (a)	4,513	971,378
Dropbox, Inc., Class A (a)	96,466	1,857,935
Halma PLC	50,930	1,538,689
Hewlett Packard Enterprise Co.	34,236	320,791
Hexagon AB, Class B	7,451	562,796
HP, Inc.	182,741	3,470,252
IBM	23,520	2,861,678
Ingenico Group SA	4,667	723,070
Intuit, Inc.	19,637	6,405,786
Micro Focus International PLC	8,557	27,203
Microsoft Corp.	135,538	28,507,709
Nokia OYJ	149,684	585,842
Okta, Inc. (a)	3,001	641,764
PayPal Holdings Inc (a)	29,501	5,812,582
salesforce.com, Inc. (a)	22,309	5,606,698
SAP SE	27,645	4,304,827
Splunk, Inc. (a)	4,129	776,789
Square, Inc., Class A (a)	23,503	3,820,413
Texas Instruments, Inc.	96,941	13,842,205
Twilio, Inc., Class A (a)	25,169	6,219,008
Visa, Inc., Class A	45,166	9,031,845
Western Union Co., The	10,937	234,380
		129,592,382

MATERIALS: 5.3%
Air Liquide SA	12,525	1,985,333
Arkema SA	1,826	193,600
BlueScope Steel, Ltd.	13,384	123,318
Boliden AB	7,241	214,845
Boral, Ltd.	30,222	99,870
Chr. Hansen Holding A/S	2,793	310,040
Dow, Inc.	19,636	923,874
Ecolab, Inc.	6,751	1,349,120
Evonik Industries AG	5,552	143,624
Fortescue Metals Group, Ltd.	215,344	2,529,867
Incitec Pivot, Ltd.	39,856	58,397

Johnson Matthey PLC	5,124	155,708
Kinross Gold Corp. (a)	33,196	292,932
Koninklijke DSM NV	71,288	11,736,249
Newmont Corp.	127,953	8,118,618
Norsk Hydro ASA	35,608	98,286
Novozymes A/S, Class B	5,653	355,304
PPG Industries, Inc.	6,242	762,023
Solvay SA	1,962	168,796
Stora Enso OYJ, Class R	15,401	241,057
UPM-Kymmene OYJ	14,130	430,073
Yara International ASA	54,336	2,090,835
		32,381,769

REAL ESTATE: 1.1%
Ascendas Real Estate Investment Trust, REIT	81,400	194,785
Azrieli Group, Ltd.	1,089	48,619
British Land Co. PLC, The, REIT	23,306	101,600
Camden Property Trust, REIT	2,577	229,301
CapitaLand Commercial Trust, REIT	71,500	86,697
City Developments, Ltd.	12,000	67,554
CK Asset Holdings, Ltd.	68,500	336,590
Covivio, REIT	1,271	89,248
Dexus, REIT	29,027	185,915
Equity LifeStyle Properties, Inc., REIT	4,581	280,815
First Capital Real Estate Investment Trust, REIT	2,756	26,824
Gecina SA, REIT	1,215	160,168
GPT Group, The, REIT	51,570	145,077
Host Hotels & Resorts, Inc., REIT	18,688	201,644
ICADE, REIT	766	42,919
Iron Mountain, Inc., REIT (b)	7,606	203,765
Jones Lang LaSalle, Inc.	1,364	130,480
Klepierre SA, REIT	5,082	71,138
Land Securities Group PLC, REIT	18,648	125,545
LendLease Group	17,511	139,886
Link, REIT	54,720	448,396
Mirvac Group, REIT	104,149	163,264
RioCan Real Estate Investment Trust, REIT	3,996	42,194
Scentre Group, REIT	138,693	220,820
Stockland, REIT	63,124	172,444
Suntec Real Estate Investment Trust, REIT	50,300	53,932

Swire Properties, Ltd.	31,400	83,197
Unibail-Rodamco-Westfield, REIT	3,663	135,091
Vicinity Centres, REIT	102,797	102,654
Vonovia SE	13,618	933,553
Welltower, Inc., REIT	10,863	598,443
Weyerhaeuser Co., REIT	19,737	562,899
		6,385,457

UTILITIES: 5.8%
AGL Energy, Ltd.	17,483	170,710
Alliant Energy Corp.	55,530	2,868,125
American Electric Power Co., Inc.	13,083	1,069,274
American Water Works Co., Inc.	85,058	12,323,202
APA Group	31,237	232,206
CMS Energy Corp.	18,321	1,125,093
Consolidated Edison, Inc.	8,837	687,519
Edison International	9,599	488,013
Electricite de France SA	16,433	173,589
Emera, Inc.	6,420	263,733
Engie SA (a)	120,149	1,605,612
Entergy Corp.	5,288	521,027
Fortis, Inc./Canada	222,458	9,095,124
Fortum OYJ	11,759	237,745
Hydro One, Ltd.	8,690	184,170
Meridian Energy, Ltd.	33,927	111,582
National Grid PLC	92,880	1,066,833
Orsted A/S	5,008	690,405
Red Electrica Corp. SA	11,460	214,936
Sempra Energy	7,738	915,870
Severn Trent PLC	6,251	196,811
Suez	34,212	632,136
United Utilities Group PLC	18,023	199,089
		35,072,804

TOTAL COMMON STOCKS		601,225,470
(Cost $499,743,595)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	4,717	493,334

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	1,840	93,556

TOTAL PREFERRED STOCKS		586,890
(Cost $578,994)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	3,840,223	3,840,223
(Cost $3,840,223)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090% (d)(e)	100,062	100,062
(Cost $100,062)

TOTAL INVESTMENTS: 99.8%		605,752,645
(Cost $504,262,874)

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(100,062)

Other assets and liabilities - (net): 0.2%		1,074,233

Net Assets: 100.0%		$606,726,816

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $325,710.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.
(e)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Australia	$18,666,811	3.1%
Belgium	938,075	0.2%
Canada	37,353,710	6.2%
Denmark	5,574,415	0.9%
Finland	3,267,793	0.5%
France	40,564,751	6.7%
Germany	16,280,050	2.7%
Hong Kong	6,173,554	1.0%
Ireland	21,443	0.0%*
Israel	219,532	0.0%*
Italy	1,040,165	0.2%
Netherlands	25,687,810	4.2%
New Zealand	717,281	0.1%
Norway	5,592,063	0.9%
Singapore	1,436,343	0.2%
Spain	1,314,101	0.2%
Sweden	13,557,443	2.3%
Switzerland	2,119,268	0.3%
United Kingdom	22,873,255	3.8%
United States	398,414,497	65.7%
Money Market	3,840,223	0.6%
Other assets and liabilities (net)	1,074,233	0.2%
TOTAL	606,726,816	100.0%

*	Rounds to less than 0.05%.

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.